Segment information (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Little New Star Education Group [Member] CNY	Jun. 30, 2012 Little New Star Education Group [Member] CNY	Jun. 30, 2011 Little New Star Education Group [Member] CNY	Jun. 30, 2013 Wentai [Member] CNY	Jun. 30, 2012 Wentai [Member] CNY	Jun. 30, 2011 Wentai [Member] CNY	Jun. 30, 2013 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2013 Corporate [Member] CNY	Jun. 30, 2012 Corporate [Member] CNY	Jun. 30, 2011 Corporate [Member] CNY	Jun. 30, 2013 Consolidated [Member] CNY	Jun. 30, 2012 Consolidated [Member] CNY	Jun. 30, 2011 Consolidated [Member] CNY
Net revenue - external	$ 34,503,882	211,764,124	163,022,321	93,474,859	46,426,168	48,027,719	41,590,668	99,444,733	80,684,016	51,884,191	65,893,223	34,310,586	0	0	0	0	211,764,124	163,022,321	93,474,859
Cost of revenue					(18,145,283)	(19,139,829)	(16,866,904)	(54,330,748)	(45,158,120)	(26,458,614)	(48,503,914)	(22,079,439)	0	0	0	0	(120,979,945)	(86,377,388)	(43,325,518)
Gross profits	14,791,961	90,784,179	76,644,933	50,149,341	28,280,885	28,887,890	24,723,764	45,113,985	35,525,896	25,425,577	17,389,309	12,231,147	0	0	0	0	90,784,179	76,644,933	50,149,341
Other operating expenses					(15,096,306)	(20,578,190)	(15,049,188)	(29,938,020)	(25,673,256)	(15,073,206)	(8,994,283)	(7,700,376)	0	(23,123,903)	(83,979,544)	(46,598,026)	(77,152,512)	(137,931,366)	(76,720,420)
Non-operating expenses					865,140	466,067	(5,862,932)	4,157,992	5,478,323	2,553,039	1,634,011	2,847,473	0	11,974,184	15,246,374	10,622,899	18,631,327	24,038,237	7,313,006
Income tax expenses	(1,549,392)	(9,509,236)	(10,430,402)	(6,219,458)	(1,155,295)	(1,933,520)	(1,519,494)	(5,484,280)	(4,744,925)	(4,699,964)	(2,869,661)	(2,225,145)	0	0	(1,526,812)	0	(9,509,236)	(10,430,402)	(6,219,458)
Net income (loss) from continuing operations	3,707,392	22,753,758	(47,678,598)	(25,477,531)	12,894,424	6,842,247	2,292,150	13,849,677	10,586,038	8,205,446	7,159,376	5,153,099	0	(11,149,719)	(70,259,982)	(35,975,127)	22,753,758	(47,678,598)	(25,477,531)
Acquisition of property, plant and equipment					(1,013,023)	(3,308,698)	(4,813,177)	(29,409,227)	(13,235,170)	(7,814,626)	(13,329,866)	(7,440,136)	0	(126,991)	(3,155,739)	(10,463,955)	(43,879,107)	(27,139,743)	(23,091,758)
Acquisition of intangible assets					(70,000)	0	0	0	0	0	(150,000)	0	0	0	0	(1,545,725)	220,000	0	(1,545,725)
Amortization of intangible assets	915,860	5,621,002	4,703,847	8,268,550	1,088,310	1,480,000	1,500,292	2,160,833	2,160,835	1,980,764	2,371,859	1,063,012	0	0	0	1,578,490	5,621,002	4,703,847	5,059,546
Depreciation of property, plant and equipment					2,490,641	2,360,147	1,599,769	10,612,653	8,733,918	4,415,819	6,359,657	3,462,667	0	8,682,973	8,665,658	8,260,826	28,145,924	23,222,390	14,276,414
Allowance for doubtful debts	75,323	462,288	583,753	162,710,320	0	53,000	0	0	0	0	0	0	0	462,288	530,753	0	462,288	583,753	0
Loss on disposal of property, plant and equipment	(42,424)	(260,373)	(60,395)	(1,327,093)	2,656	55,956	0	88,400	0	0	169,317	0	0	0	4,439	0	260,373	60,395	0
Impairment loss on intangible assets	0	0	3,000,000	942,678	0	3,000,000	0	0	0	0	0	0	0	0	0	0	0	3,000,000	942,678
Segment assets	151,739,975	931,288,927	876,987,718		108,764,180	74,168,991	88,820,441	230,663,625	180,687,091	178,855,208	131,693,907	121,087,317	0	460,167,213	501,044,319	619,836,322	931,288,927	876,987,718	887,511,971
Segment liabilities	$ 20,181,163	123,859,873	92,285,124		10,653,515	22,997,214	22,871,555	59,087,038	41,214,161	31,421,494	32,442,685	10,831,078	0	29,888,801	17,242,672	19,076,371	123,859,873	92,285,124	73,369,420